UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         11th Floor
         New York, New York  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

     Robert Scott McLellan     New York, New York     February 14, 2008
     Timothy J. Jenkins        New York, New York     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $218,688 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALDABRA 2 ACQUISITION CORP     *W EXP 06/18/201 01408A111     2946   912100 SH       SOLE                   912100
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    10682   174000 SH       SOLE                   174000
CAL MAINE FOODS INC            COM NEW          128030202     4855   183000 SH       SOLE                   183000
CAPITALSOURCE INC              COM              14055X102     8179   465000 SH       SOLE                   465000
COGENT COMM GROUP INC          COM NEW          19239V302    13164   555200 SH       SOLE                   555200
COVANTA HLDG CORP              COM              22282E102    16845   609000 SH       SOLE                   609000
CREE INC                       COM              225447101      494    18000 SH       SOLE                    18000
CREE INC                       COM              225447101      255    84200 SH  PUT  SOLE                    84200
CROCS INC                      COM              227046109     8834   240000 SH       SOLE                   240000
DOMTAR CORP                    COM              257559104     5524   718300 SH       SOLE                   718300
E M C CORP MASS                COM              268648102     6912   373000 SH       SOLE                   373000
EMCORE CORP                    COM              290846104     7038   460000 SH       SOLE                   460000
FUEL TECH INC                  COM              359523107     2197    97000 SH       SOLE                    97000
GREAT LAKES DREDGE & DOCK CO   COM              390607109     7575   868700 SH       SOLE                   868700
INTEROIL CORP                  COM              460951106      882    45800 SH       SOLE                    45800
INVERNESS MED INNOVATIONS IN   COM              46126P106    19551   348000 SH       SOLE                   348000
JACKSON HEWITT TAX SVCS INC    COM              468202106    14700   463000 SH       SOLE                   463000
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108    12418   414200 SH       SOLE                   414200
LDK SOLAR CO LTD               SPONSORED ADR    50183L107     8180   174000 SH       SOLE                   174000
LOOPNET INC                    COM              543524300     7025   500000 SH       SOLE                   500000
MBIA INC                       COM              55262C100      559    30000 SH       SOLE                    30000
MERCER INTL INC                COM              588056101     6908   882203 SH       SOLE                   882203
MGIC INVT CORP WIS             COM              552848103     2579   115000 SH       SOLE                   115000
SAIC INC                       COM              78390X101     9376   466000 SH       SOLE                   466000
SOLERA HOLDINGS INC            COM              83421A104    21011   847900 SH       SOLE                   847900
TRANSDIGM GROUP INC            COM              893641100    19999   442745 SH       SOLE                   442745